SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERM (Details)	Jun. 30, 2025	Dec. 31, 2024
Leases
Operating leases, weighted-average remaining lease term	9 years 6 months	9 years 6 months
Finance leases, weighted-average remaining lease term	2 months 12 days	6 months